Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 14.2%
$ 31,731
Aegis Asset Backed Securities Trust, Series
2005-5, Class 1A4, 5.089%, (LIBOR
USD 1-Month plus 0.70%), 12/25/35(a)
$ 31,670
8,200,000
AmeriCredit Automobile Receivables
Trust, Series 2020-3, Class B, 0.760%,
12/18/25 .......................
7,910,380
406,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2017-2A, Class A, 2.970%,
3/20/24(b) .....................
404,628
9,318,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-2A, Class A, 3.350%,
9/22/25(b) .....................
9,004,783
2,030,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(b) .....................
1,890,388
2,500,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(b) .....................
2,267,714
6,250,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(b) .....................
5,447,839
8,720,000
Carvana Auto Receivables Trust, Series
2021-P2, Class B, 1.270%, 3/10/27 ....
7,537,213
4,527,142
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/15/32(b) ....
4,464,132
4,791,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39 ..
5,272,205
2,892
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.730%,
6/25/37 .......................
2,863
6,041,000
Enterprise Fleet Financing, LLC, Series
2020-1, Class A3, 1.860%, 12/22/25(b) .
5,887,573
7,000,000
Enterprise Fleet Financing, LLC, Series
2022-1, Class A3, 3.270%, 1/20/28(b) ..
6,591,751
6,943,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(b) .
6,440,058
10,559,000
Ford Credit Auto Owner Trust 2021-
REV2, Series 2021-2, Class A, 1.530%,
5/15/34(b) .....................
9,165,585
3,750,000
GM Financial Revolving Receivables
Trust, Series 2021-1, Class A, 1.170%,
6/12/34(b) .....................
3,263,012
15,735,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(b)
13,712,538
7,000,000
Hertz Vehicle Financing, LLC, Series
2022-2A, Class A, 2.330%, 6/26/28(b) .
6,144,641
436,539
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 5.514%,
(LIBOR USD 1-Month plus 1.13%),
10/25/33(a)(c) ...................
421,995
14,500,000
OneMain Direct Auto Receivables Trust
2021-1, Series 2021-1A, Class A,
0.870%, 7/14/28(b) ...............
13,411,057
3,950,000
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.130%, 5/14/35(b) .
3,727,640
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 20,805,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(b) .....................
$ 17,726,549
4,507,860
Santander Drive Auto Receivables Trust,
Series 2021-1, Class C, 0.750%, 2/17/26
4,429,911
8,858,000
Santander Drive Auto Receivables Trust,
Series 2021-4, Class B, 0.880%, 6/15/26
8,664,696
2,228,666
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 5.289%, (LIBOR USD
1-Month plus 0.90%), 12/26/34(a) ....
2,085,451
Total Asset Backed Securities
(Cost $159,957,329) .............. 145,906,272
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
17,755
Adjustable Rate Mortgage Trust, Series
2004-5, Class 4A1, 2.883%, 4/25/35(d) .
17,669
214,114
Banc of America Funding Trust, Series
2006-2, Class 3A1, 6.000%, 3/25/36 ...
186,512
9,251
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19(c) .....................
9,147
49,324
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
47,106
136,719
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
134,191
763,124
Fannie Mae, Series 2011-38, Class D,
4.500%, 5/25/41(c) ...............
746,515
2,158,826
Fannie Mae, Series 2013-16, Class A,
1.750%, 1/25/40 .................
2,065,838
891,000
Fannie Mae, Series 2013-70, Class CY,
3.500%, 7/25/43 .................
751,781
922,551
Fannie Mae, Series 2014-39, Class VP,
3.000%, 8/25/27 .................
897,049
149,380
Fannie Mae, Series 2017-64, Class PD,
2.500%, 7/25/47 .................
131,691
321,838
Freddie Mac, Series 3632, Class PK,
5.000%, 2/15/40 .................
319,588
730,000
Freddie Mac, Series 3762, Class LN,
4.000%, 11/15/40 ................
692,559
181,208
Freddie Mac, Series 3768, Class V, 4.000%,
11/15/23 .......................
180,451
493,531
Freddie Mac, Series 4077, Class PJ,
3.500%, 11/15/40 ................
481,630
1,249,961
Freddie Mac, Series 4100, Class PA,
3.000%, 1/15/42 .................
1,172,620
507,000
Freddie Mac, Series 4120, Class YK,
2.000%, 10/15/32 ................
409,527
418,498
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
391,441
324,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32 ................
290,961
743,632
Freddie Mac, Series 4287, Class V, 4.500%,
10/15/26 .......................
739,431

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 373,939
Freddie Mac, Series 4328, Class KD,
3.000%, 8/15/43 .................
$ 352,739
1,655,973
Freddie Mac, Series 4427, Class KA,
2.250%, 7/15/44 .................
1,507,690
1,204,410
Freddie Mac, Series 4654, Class KA,
3.000%, 6/15/45 .................
1,133,669
1,912,498
Freddie Mac, Series 4655, Class GV,
3.500%, 12/15/36 ................
1,894,435
312,218
Freddie Mac, Series 4710, Class GA,
3.000%, 3/15/44 .................
304,287
153,448
Ginnie Mae, Series 2008-51, Class PG,
5.000%, 6/20/38 .................
152,410
3,125,783
Ginnie Mae, Series 2014-2, Class AG,
2.272%, 3/20/40(d) ...............
2,758,319
360,049
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33 ...
334,093
218,950
MASTR Alternative Loan Trust, Series
2004-13, Class 3A1, 6.500%, 1/25/35 ..
160,897
7
RAAC Trust, Series 2004-SP3, Class AI5,
4.890%, 12/25/32(d) ..............
7
60,283
RAAC Trust, STEP, Series 2004-SP1, Class
AI3, 6.118%, 3/25/34 .............
58,301
88,525
Residential Asset Securitization Trust,
Series 2004-IP2, Class 4A, 4.269%,
12/25/34(d) ....................
79,338
Total Collateralized Mortgage Obligations
(Cost $19,978,912) ............... 18,401,892
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 15.6%
6,730,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class C, 5.417%, (LIBOR
USD 1-Month plus 1.10%), 10/15/36(a)
(b) ...........................
6,324,909
4,926,016
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 5.495%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(b) ...........................
4,618,703
6,834,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 5.818%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(b) ...........................
6,490,708
2,972,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 5.589%, (LIBOR
USD 1-Month plus 1.27%), 12/15/38(a)
(b) ...........................
2,852,753
4,687,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class C, 5.789%, (LIBOR
USD 1-Month plus 1.47%), 12/15/38(a)
(b) ...........................
4,451,933
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 5,247,061
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 5.515%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(b) ...........................
$ 4,977,286
4,208,392
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 5.648%, (TSFR1M
plus 1.31%), 2/15/39(a)(b) ..........
3,991,201
1,637,000
BX Trust, Series 2021-ARIA, Class A,
5.217%, (LIBOR USD 1-Month plus
0.90%), 10/15/36(a)(b) ............
1,556,938
6,776,000
BX Trust, Series 2021-RISE, Class C,
5.768%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(b) ............
6,406,407
4,314,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(d) .......
4,014,927
530,000
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.631%, 2/10/50 ..........
493,493
3,447,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
3,215,009
1,337,000
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4, 3.712%,
4/14/50 .......................
1,254,489
3,159,000
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
3,099,884
795,000
COMM Mortgage Trust, Series 2014-
CR16, Class A4, 4.051%, 4/10/47 .....
774,849
1,643,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
1,584,764
1,208,000
COMM Mortgage Trust, Series 2014-
LC17, Class A5, 3.917%, 10/10/47 ....
1,171,356
1,070,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
1,034,753
7,155,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50 ....
6,581,156
1,337,000
CSAIL Commercial Mortgage Trust, Series
2015-C4, Class A4, 3.808%, 11/15/48 ..
1,274,162
6,168,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 5.638%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(b) ...........................
5,858,634
3,355,993
Fannie Mae-Aces, Series 2017-M8, Class
A2, 3.061%, 5/25/27(d) ............
3,162,030
1,957,550
Fannie Mae-Aces, Series 2019-M9, Class
A2, 2.937%, 6/25/29 ..............
1,793,501
3,386,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K153, Class
A3, 3.117%, 10/25/31(d) ...........
3,058,953
8,536,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K155, Class
A3, 3.750%, 4/25/33 ..............
8,024,567
5,227,875
FRESB Mortgage Trust, Series 2018-SB52,
Class A10F, 3.460%, 6/25/28(d) ......
4,970,976

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 382,171
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(b) .....
$ 377,124
2,249,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
2,173,069
2,209,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(d) ...
2,056,807
2,436,160
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(b)(d) ...........
2,330,784
1,497,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2013-C10, Class
AS, 3.372%, 12/15/47 .............
1,493,286
1,517,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(d) ...........
1,417,042
1,245,000
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
1,206,274
3,742,000
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class A5,
3.723%, 3/15/50 .................
3,494,493
6,719,000
Med Trust, Series 2021-MDLN, Class C,
6.118%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(b) ............
6,383,406
589,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
569,444
5,198,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49 ................
4,871,043
2,562,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A4, 3.049%,
11/15/49 .......................
2,342,629
9,850,000
Morgan Stanley Capital I Trust, Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
9,296,569
8,910,000
Morgan Stanley Capital I, Inc., Series
2017-HR2, Class A4, 3.587%, 12/15/50
8,232,808
5,093,015
OPG Trust, Series 2021-PORT, Class C,
5.150%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(b) ............
4,760,909
5,035,162
SMR Mortgage Trust, Series 2022-IND,
Class A, 5.986%, (TSFR1M plus 1.65%),
2/15/39(a)(b) ...................
4,757,394
2,812,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
2,676,189
723,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
682,243
8,591,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
7,964,783
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 899,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
$ 871,189
Total Commercial Mortgage-Backed
Securities
(Cost $173,618,125) .............. 160,995,826
CORPORATE BONDS — 23.4%
Aerospace & Defense — 0.7%
3,575,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 3,409,125
2,679,000
L3Harris Technologies, Inc., 3.832%,
4/27/25 ....................... 2,603,526
1,670,000
Raytheon Technologies Corp., 4.500%,
6/1/42 ........................ 1,513,827
7,526,478
Automobiles — 0.3%
2,295,000
Daimler Trucks Finance North America,
LLC, 2.000%, 12/14/26(b) .......... 2,024,590
1,604,000
General Motors Financial Co., Inc.,
2.750%, 6/20/25 ................. 1,502,688
3,527,278
Banks — 5.2%
2,921,000
Bank of America Corp., 3.419%, (LIBOR
USD 3-Month plus 1.04%), 12/20/28(e) 2,645,270
3,311,000
Bank of America Corp., 4.640%, (SOFR
plus 0.69%), 4/22/25(a) ............ 3,268,286
2,593,000
Barclays PLC, 4.338%, (LIBOR USD
3-Month plus 1.36%), 5/16/24(e) ..... 2,575,208
2,691,000
BPCE SA, 2.375%, 1/14/25(b) ........ 2,511,531
4,726,000
Citigroup, Inc., 4.734%, (SOFR plus
0.67%), 5/1/25(a) ................ 4,654,100
2,614,000
Commonwealth Bank of Australia, 4.092%,
(SOFR plus 0.40%), 7/7/25(a)(b) ..... 2,579,140
3,216,000
First Citizens BancShares, Inc., 3.375%,
(TSFR3M plus 2.47%), 3/15/30(e) .... 3,039,029
2,468,000
Huntington Bancshares, Inc., 2.625%,
8/6/24 ........................ 2,369,820
4,025,000
JPMorgan Chase & Co., 2.083%, (SOFR
plus 1.85%), 4/22/26(e) ............ 3,734,512
3,787,000
JPMorgan Chase & Co., 4.778%, (SOFR
plus 0.89%), 4/22/27(a) ............ 3,705,047
2,810,000
Lloyds Banking Group PLC, 4.582%,
12/10/25 ....................... 2,716,141
1,948,000
Macquarie Group, Ltd., 1.340%, (SOFR
plus 1.07%), 1/12/27(b)(e) .......... 1,699,611
2,533,000
Morgan Stanley, 0.790%, (SOFR plus
0.53%), 5/30/25(e) ............... 2,360,169
2,748,000
PNC Financial Services Group, Inc.
(The), Series O, 8.118%, (LIBOR USD
3-Month plus 3.68%)(d)(f) .......... 2,741,130
2,599,000
Royal Bank of Canada, GMTN, 4.538%,
(SOFRINDX plus 0.57%), 4/27/26(a) .. 2,517,060

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 3,172,000
Sumitomo Mitsui Financial Group, Inc.,
2.130%, 7/8/30 .................. $ 2,515,243
2,884,000
Toronto-Dominion Bank (The), 3.625%, (5
yr. Swap Semi 30/360 USD plus 2.21%),
9/15/31(d) ..................... 2,659,667
1,144,000
Visa, Inc., 2.700%, 4/15/40 ........... 872,466
3,524,000
Wells Fargo & Co., 3.068%, (SOFR plus
2.53%), 4/30/41(e) ............... 2,516,587
1,812,000
Westpac Banking Corp., GMTN, 4.322%,
(USD Swap Rate 11:00 am NY 5 plus
2.24%), 11/23/31(d) .............. 1,707,610
53,387,627
Beverages — 0.5%
2,218,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 2,303,697
2,525,000
Bacardi, Ltd., 4.450%, 5/15/25(b) ...... 2,451,871
4,755,568
Capital Goods — 0.3%
2,610,000
Keysight Technologies, Inc., 4.550%,
10/30/24 ....................... 2,571,195
Capital Markets — 0.3%
2,958,000
Morgan Stanley, 2.188%, (SOFR plus
1.99%), 4/28/26(e) ............... 2,750,849
Chemicals — 0.4%
2,856,000
Albemarle Corp., 5.450%, 12/1/44(c) .... 2,592,206
1,267,000
FMC Corp., 3.450%, 10/1/29 ......... 1,120,599
3,712,805
Commercial Services & Supplies — 0.2%
3,652,000
Waste Connections, Inc., 2.950%, 1/15/52 2,417,210
Construction Materials — 0.1%
1,741,000
Vulcan Materials Co., 4.500%, 6/15/47 .. 1,454,413
Diversified Financial Services — 2.4%
3,315,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 4.450%,
10/1/25(c) ..................... 3,187,137
2,843,000
Avolon Holdings Funding, Ltd., 2.875%,
2/15/25(b) ..................... 2,625,031
2,860,000
Bain Capital Specialty Finance, Inc.,
2.950%, 3/10/26 ................. 2,473,240
3,378,000
Barings BDC, Inc., 3.300%, 11/23/26 ... 2,866,873
3,509,000
BlackRock, Inc., 1.900%, 1/28/31(c) .... 2,848,456
3,657,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(b) ..................... 2,165,164
2,605,000
Charles Schwab Corp. (The), 4.646%,
(SOFRINDX plus 0.52%), 5/13/26(a) .. 2,527,855
1,723,000
Goldman Sachs Group, Inc. (The), Series
VAR, 1.093%, (SOFR plus 0.79%),
12/9/26(e) ..................... 1,522,391
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
$ 2,008,000
Jefferies Financial Group, Inc., 4.150%,
1/23/30 ....................... $ 1,789,949
2,987,000
Owl Rock Capital Corp., 3.400%, 7/15/26 2,611,747
24,617,843
Diversified Telecommunication Services — 0.7%
2,324,250
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(b) ........... 2,297,757
2,743,000
T-Mobile USA, Inc., 3.500%, 4/15/25 ... 2,639,672
2,801,000
Verizon Communications, Inc., 1.450%,
3/20/26 ....................... 2,517,158
7,454,587
Electric Utilities — 1.8%
1,287,000
American Electric Power Co., Inc., 5.750%,
11/1/27 ....................... 1,324,148
2,819,000
CenterPoint Energy, Inc., 2.950%, 3/1/30 . 2,429,575
3,631,000
Dominion Energy, Inc., STEP, 3.071%,
8/15/24 ....................... 3,500,267
3,707,000
Duke Energy Progress, LLC, 3.600%,
9/15/47 ....................... 2,799,014
2,734,000
Entergy Mississippi, LLC, 3.100%, 7/1/23 2,704,946
3,256,000
Indiana Michigan Power Co., Series K,
4.550%, 3/15/46 ................. 2,739,244
1,000,000
Korea East-West Power Co., Ltd., 1.750%,
5/6/25(b) ...................... 922,903
2,641,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. 2,140,698
18,560,795
Energy Equipment & Services — 1.5%
2,828,000
Aker BP ASA, 3.750%, 1/15/30(b) ..... 2,494,440
2,929,000
Cheniere Corpus Christi Holdings, LLC,
3.700%, 11/15/29 ................ 2,652,801
1,849,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 1,859,800
1,537,000
Hess Corp., 7.875%, 10/1/29(c) ........ 1,707,635
228,000
NuStar Logistics L.P., 6.000%, 6/1/26(c) . 219,543
1,955,000
Plains All American Pipeline LP/PAA
Finance Corp., 4.900%, 2/15/45 ...... 1,533,463
2,384,000
Sabine Pass Liquefaction, LLC, 5.625%,
3/1/25 ........................ 2,388,413
2,880,000
Sempra Global, 3.250%, 1/15/32(b) ..... 2,303,932
15,160,027
Equity Real Estate Investment Trusts (REITS)
— 1.2%
3,279,000
American Tower Trust, 3.652%, 3/23/28(b)
(c) ........................... 2,971,196
1,130,000
Invitation Homes Operating Partnership
L.P., 4.150%, 4/15/32 ............. 991,976
2,074,000
LXP Industrial Trust, 2.700%, 9/15/30 ... 1,655,989
5,037,000
SBA Tower Trust, Series 2014-2A, Class C,
3.869%, 10/15/49(b) .............. 4,814,659

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— (continued)
$ 3,178,000
Tanger Properties L.P., 2.750%, 9/1/31 ... $ 2,308,847
12,742,667
Food & Staples Retailing — 0.3%
2,918,000
AbbVie, Inc., 4.875%, 11/14/48 ........ 2,677,562
Gas Utilities — 0.3%
3,960,000
Sempra Energy, 3.800%, 2/1/38 ........ 3,258,667
Health Care Equipment & Services — 0.3%
974,000
HCA, Inc., 3.125%, 3/15/27(b) ........ 888,197
2,537,000
HCA, Inc., 5.000%, 3/15/24 .......... 2,523,261
3,411,458
Health Care Providers & Services — 0.3%
2,644,000
CVS Health Corp., 2.700%, 8/21/40 .... 1,838,171
2,031,000
Elevance Health, Inc., 3.600%, 3/15/51(c) 1,529,807
3,367,978
Insurance — 2.3%
2,080,000
Aspen Insurance Holdings, Ltd., 4.650%,
11/15/23 ....................... 2,063,636
2,769,000
Athene Global Funding, 2.500%,
1/14/25(b) ..................... 2,594,888
1,664,000
AXIS Specialty Finance, LLC, 3.900%,
7/15/29 ....................... 1,481,509
3,300,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 2,417,657
2,298,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(b) ...................... 1,996,769
3,364,000
Meiji Yasuda Life Insurance Co., 5.200%,
(5 yr. Swap Semi 30/360 USD plus
4.23%), 10/20/45(b)(d) ............ 3,255,343
3,109,000
Nationwide Mutual Insurance Co., 4.350%,
4/30/50(b) ..................... 2,338,606
3,352,000
Sammons Financial Group, Inc., 3.350%,
4/16/31(b) ..................... 2,559,330
3,076,000
SBL Holdings, Inc., 5.000%, 2/18/31(b) .. 2,425,955
1,870,000
Transatlantic Holdings, Inc., 8.000%,
11/30/39 ....................... 2,328,934
23,462,627
Internet & Direct Marketing Retail — 0.2%
3,517,000
Amazon.com, Inc., 2.700%, 6/3/60(c) ... 2,139,590
Machinery — 0.3%
3,011,000
Deere & Co., 3.750%, 4/15/50 ......... 2,563,586
Media — 0.5%
2,036,000
Discovery Communications, LLC, 5.200%,
9/20/47 ....................... 1,521,613
1,303,000
FactSet Research Systems, Inc., 2.900%,
3/1/27 ........................ 1,184,392
2,217,000
Time Warner Cable, LLC, 6.550%, 5/1/37 2,119,235
4,825,240
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Multi-Utilities — 0.4%
$ 2,310,000
CMS Energy Corp., 4.700%, 3/31/43 .... $ 1,948,126
2,946,000
Puget Sound Energy, Inc., 4.223%, 6/15/48 2,403,585
4,351,711
Oil, Gas & Consumable Fuels — 1.0%
386,000
Aker BP ASA, 3.100%, 7/15/31(b) ..... 316,867
2,455,000
Halliburton Co., 7.450%, 9/15/39 ...... 2,775,724
1,453,000
Hess Corp., 5.800%, 4/1/47 ........... 1,396,961
1,725,000
HF Sinclair Corp., 4.500%, 10/1/30 ..... 1,518,562
2,149,000
HF Sinclair Corp., 5.875%, 4/1/26 ...... 2,153,023
2,807,000
Schlumberger Investment SA, 2.650%,
6/26/30 ....................... 2,416,394
10,577,531
Pharmaceuticals — 0.2%
2,559,000
SC Johnson & Son, Inc., 4.750%,
10/15/46(b) .................... 2,280,026
Road & Rail — 0.5%
2,244,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 2,152,542
3,334,000
Kansas City Southern, 4.200%, 11/15/69 . 2,482,610
4,635,152
Semiconductors & Semiconductor Equipment
— 0.4%
1,713,000
Broadcom, Inc., 4.926%, 5/15/37(b) .... 1,498,429
2,910,000
TSMC Global, Ltd., 1.250%, 4/23/26(b) . 2,610,286
4,108,715
Software — 0.1%
1,490,000
Dell International, LLC/EMC Corp.,
6.020%, 6/15/26 ................. 1,523,349
Specialty Retail — 0.2%
3,201,000
ERAC USA Finance, LLC, 4.200%,
11/1/46(b) ..................... 2,502,536
Telecommunication Services — 0.5%
3,783,000
AT&T, Inc., 3.550%, 9/15/55(c) ........ 2,535,532
3,858,000
AT&T, Inc., 3.850%, 6/1/60(c) ........ 2,691,108
5,226,640
Total Corporate Bonds
(Cost $281,272,272) .............. 241,551,710
MORTGAGE-BACKED SECURITIES — 22.8%
Fannie Mae
—
13.0%
11,554
5.000%, 9/1/25, Pool #255892 ......... 11,455
1,099,732
4.000%, 12/1/33, Pool #MA1689 ....... 1,066,129
643,868
4.000%, 6/1/34, Pool #MA1922 ........ 620,763
603,150
4.000%, 3/1/35, Pool #MA2211 ........ 580,387
263,058
5.500%, 8/1/37, Pool #995082 ......... 271,941
2,731,029
3.500%, 8/1/38, Pool #FM2472 ........ 2,614,339
98,111
4.500%, 10/1/39, Pool #AC2645 ....... 96,786
101,588
5.000%, 6/1/40, Pool #AD4927 ........ 102,958

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 93,517
5.000%, 6/1/40, Pool #AD8718 ........ $ 94,782
6,761,152
4.000%, 8/1/40, Pool #FM4673 ........ 6,556,061
12,671,379
1.500%, 12/1/40, Pool #MA4202 ....... 10,385,268
213,955
4.500%, 12/1/40, Pool #AH1100 ....... 212,317
132,733
4.500%, 3/1/41, Pool #AB2467 ........ 131,717
260,668
4.500%, 5/1/41, Pool #AI1023 ......... 257,173
157,126
4.500%, 11/1/41, Pool #AJ4994 ........ 155,923
184,110
4.500%, 12/1/41, Pool #AJ7696 ........ 182,171
446,549
3.500%, 6/1/42, Pool #AB5373 ........ 418,592
817,817
3.500%, 5/1/43, Pool #AL3605 ........ 758,320
412,651
3.500%, 5/1/43, Pool #AB9368 ........ 386,402
10,045,408
3.000%, 8/1/43, Pool #AL9500 ........ 9,154,491
1,103,490
3.500%, 8/1/43, Pool #AU0613 ........ 1,031,158
250,357
4.500%, 11/1/44, Pool #MA2100 ....... 246,195
636,826
4.500%, 1/1/45, Pool #MA2158 ........ 626,238
804,658
4.000%, 3/1/45, Pool #MA2217(c) ...... 771,702
702,112
4.000%, 6/1/46, Pool #MA2653 ........ 672,914
646,898
4.500%, 7/1/46, Pool #AS7568 ........ 636,140
871,650
4.000%, 11/1/46, Pool #MA2808 ....... 834,682
1,233,172
4.000%, 5/1/47, Pool #BE9598 ........ 1,179,215
1,307,680
4.000%, 8/1/47, Pool #BH5117 ........ 1,250,263
3,414,614
4.000%, 4/1/48, Pool #BM3900 ........ 3,258,366
1,403,090
5.000%, 8/1/48, Pool #CA2219 ........ 1,407,964
3,277,805
3.000%, 11/1/48, Pool #BM5822 ....... 2,936,467
4,285,135
3.500%, 10/1/49, Pool #CA4431 ....... 3,939,769
11,584,569
3.000%, 3/1/50, Pool #FM2870 ........ 10,282,041
6,583,381
3.000%, 3/1/50, Pool #FM2714 ........ 5,840,346
3,129,329
2.500%, 5/1/50, Pool #FM3287 ........ 2,679,233
7,350,926
2.000%, 7/1/50, Pool #CA6301 ........ 6,045,009
9,479,578
2.500%, 9/1/50, Pool #BQ0538 ........ 8,087,919
3,770,858
2.500%, 9/1/50, Pool #BQ2883 ........ 3,220,415
3,999,855
3.000%, 10/1/50, Pool #CA7381 ....... 3,529,843
4,876,350
3.000%, 11/1/51, Pool #CB2170 ....... 4,286,103
16,103,647
3.500%, 4/1/52, Pool #FS1475 ........ 14,792,100
13,638,684
3.500%, 4/1/52, Pool #FS1185 ........ 12,427,034
9,958,566
4.500%, 6/1/52, Pool #FS2157 ........ 9,694,361
133,733,452
Freddie Mac
—
9.8%
15,481
5.000%, 7/1/25, Pool #ZA1892 ........ 15,349
85,246
2.500%, 1/1/28, Pool #ZK4918 ........ 81,180
253,375
3.500%, 7/1/30, Pool #ZS8575 ........ 247,622
35,952
5.000%, 3/1/36, Pool #ZS4230 ........ 36,746
1,029,244
4.000%, 4/1/36, Pool #ZA2413 ........ 992,256
1,298,153
3.500%, 6/1/36, Pool #ZA2414(c) ...... 1,242,680
9,935
5.000%, 7/1/36, Pool #ZS1139 ........ 10,154
764,432
3.500%, 8/1/36, Pool #ZA2425 ........ 731,761
106,999
6.500%, 9/1/36, Pool #ZS4257 ........ 112,099
2,063,657
3.500%, 11/1/36, Pool #ZA2439 ....... 1,964,402
38,996
5.000%, 2/1/37, Pool #ZI5759 ......... 39,858
1,528,251
4.000%, 5/1/37, Pool #ZA2461 ........ 1,473,309
37,050
4.500%, 10/1/39, Pool #ZI9349 ........ 36,527
4,983,711
3.000%, 5/1/40, Pool #RB5049 ........ 4,531,368
109,342
5.000%, 6/1/40, Pool #ZA1049 ........ 110,818
284,652
5.000%, 7/1/40, Pool #ZJ0194 ......... 288,494
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 31,111
5.000%, 9/1/40, Pool #ZA1066 ........ $ 31,531
6,483,683
2.000%, 12/1/40, Pool #RB5090 ....... 5,531,265
402,014
4.000%, 12/1/42, Pool #ZS3671 ....... 384,760
308,351
3.500%, 5/1/43, Pool #ZL5915 ........ 288,683
179,674
4.000%, 5/1/44, Pool #ZA4468 ........ 172,312
81,089
4.000%, 7/1/44, Pool #ZS4573 ........ 77,766
140,145
4.000%, 9/1/44, Pool #ZL8439 ........ 134,402
1,952,160
3.500%, 1/1/45, Pool #ZL8964 ........ 1,823,021
1,610,488
3.500%, 5/1/46, Pool #ZS4663 ........ 1,510,397
459,617
4.000%, 8/1/46, Pool #ZS4673 ........ 440,308
1,102,679
3.500%, 9/1/46, Pool #ZS4678 ........ 1,029,048
2,484,502
3.500%, 9/1/47, Pool #ZM4305 ........ 2,305,726
650,334
3.500%, 1/1/48, Pool #ZM5375 ........ 603,335
603,181
4.000%, 2/1/48, Pool #ZT1639 ........ 576,696
558,977
4.000%, 6/1/48, Pool #ZT0541 ........ 534,344
6,448,907
2.500%, 11/1/49, Pool #QA4396 ....... 5,522,783
2,738,077
3.000%, 11/1/49, Pool #QA4336 ....... 2,445,432
2,542,688
3.500%, 6/1/50, Pool #RA2794 ........ 2,331,726
10,075,489
2.500%, 7/1/50, Pool #RA2970 ........ 8,618,114
11,900,707
2.500%, 11/1/50, Pool #QB5838 ....... 10,133,104
251,011
3.000%, 1/1/51, Pool #SD8123 ........ 221,156
1,382,995
3.000%, 12/1/51, Pool #SD8184 ....... 1,217,540
4,360,830
3.500%, 4/1/52, Pool #RA7191 ........ 3,972,546
10,558,912
4.000%, 5/1/52, Pool #RA7306 ........ 9,974,848
10,464,091
4.500%, 8/1/52, Pool #SD1515 ........ 10,089,485
10,757,564
5.000%, 9/1/52, Pool #RA7936 ........ 10,617,663
9,044,186
5.000%, 10/1/52, Pool #SD1710 ....... 8,959,930
101,462,544
Ginnie Mae
—
0.0%
54,841
5.000%, 2/15/40, Pool #737037 ........ 55,992
Total Mortgage-Backed Securities
(Cost $262,882,063) .............. 235,251,988
MUNICIPAL BONDS — 4.5%
Alabama — 0.2%
2,675,000
Alabama Economic Settlement Authority,
Economic Imports, Taxable BP -
Settlement Revenue, Series B, 4.263%,
9/15/32(c) ..................... 2,486,760
California — 0.7%
2,675,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.448%, 11/1/27 ..... 2,265,511
2,230,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.648%, 11/1/28 ..... 1,842,515
2,370,000
San Diego County Water Authority, Taxable
Green Bonds, Advance Refunding
Revenue Bonds, Series A, 1.531%,
5/1/30 ........................ 1,871,020

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
California — (continued)
$ 1,145,000
State of California, Build America Bonds,
School Improvements G.O., 7.625%,
3/1/40(c) ...................... $ 1,445,998
7,425,044
Florida — 0.3%
1,905,000
Reedy Creek Improvement District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.147%, 6/1/29 . 1,560,367
1,810,000
Reedy Creek Improvement District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.197%, 6/1/30 . 1,437,176
2,997,543
Illinois — 0.9%
7,155,000
Sales Tax Securitization Corp., Second
Lien, Current Refunding, Taxable
Revenue Bonds, Series B, 3.057%,
1/1/34 ........................ 5,675,346
1,605,000
State of Illinois Sales Tax Revenue,
Public Improvements, Taxable Building
Revenue, 3.481%, 6/15/26 .......... 1,501,156
2,790,000
State of Illinois Sales Tax Revenue, Public
Improvements, Taxable Revenue, Series
B, 2.620%, 6/15/26 ............... 2,535,106
9,711,608
New York — 1.2%
4,630,000
Metropolitan Transportation Authority,
Taxable Green Bonds, Green Purpose
Revenue Bonds, Series C2, 5.175%,
11/15/49 ....................... 3,995,690
2,695,000
New York City Transitional Finance
Authority Future Tax Secured Revenue,
Public Improvements, Taxable Revenue,
Callable 2/1/27 @ 100, 3.330%, 2/1/28 . 2,467,623
7,130,000
New York City Transitional Finance
Authority Future Tax Secured Revenue
Bonds, Public Improvements, Taxable
Revenue, Sub Series B3, Callable
11/1/29 @ 100, 3.000%, 11/1/33 ..... 5,774,444
12,237,757
North Carolina — 0.2%
2,317,000
Duke University, 3.299%, 10/1/46 ...... 1,738,569
Pennsylvania — 0.5%
2,320,000
City of Pittsburgh, PA, Refunding, Taxable
Revenue Bonds, G.O., Series B, 1.189%,
9/1/26 ........................ 2,043,572
3,898,000
Lehigh University, 3.479%, 11/15/46 .... 2,940,624
4,984,196
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Texas — 0.5%
$ 1,580,000
Dallas Area Rapid Transit, Advance
Refunding, Taxable Revenue Bonds,
Series C, Callable 12/1/29 @ 100,
1.846%, 12/1/30 ................. $ 1,264,916
4,605,000
Tarrant Regional Water District, Advance
Refunding Revenue Bonds, Series S,
1.450%, 9/1/29 .................. 3,734,425
4,999,341
Total Municipal Bonds
(Cost $57,101,974) ............... 46,580,818
U.S. GOVERNMENT AGENCIES — 0.5%
Federal Farm Credit Banks Funding Corp.
—
0.5%
4,769,000
4.125%, 12/15/32 .................. 4,670,037
Total U.S. Government Agencies
(Cost $4,772,089) ................ 4,670,037
U.S. TREASURY BONDS — 9.5%
51,289,800
2.500%, 2/15/45 ................. 38,912,129
105,854,700
1.375%, 8/15/50 ................. 59,431,625
Total U.S. Treasury Bonds
(Cost $112,815,358) .............. 98,343,754
U.S. TREASURY NOTES — 6.7%
8,420,000
0.125%, 1/31/23 ................. 8,394,625
10,985,000
0.250%, 7/31/25 ................. 9,920,399
20,513,100
1.625%, 1/31/27 ................. 18,545,925
34,879,800
2.625%, 2/15/29 ................. 32,307,415
Total U.S. Treasury Notes
(Cost $70,506,664) ............... 69,168,364
Shares
MONEY MARKET FUND — 0.5%
5,596,899
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(g) .......
5,596,899
Total Money Market Fund
(Cost $5,596,899) ................ 5,596,899
Total Investments — 99.5%
(Cost $1,148,501,685) .......................... 1,026,467,560
Net Other Assets (Liabilities) — 0.5% ............... 5,480,778
NET ASSETS — 100.0% .......................
$ 1,031,948,338
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) All or a portion of the securities are held in a separate collateral account at US Bank.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Security is perpetual in nature and has no stated maturity date.
(g) Represents the current yield as of report date.
GMTN Global Medium Term Note
G.O. General Obligation
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Total Return Bond Fund ............... $ 5,596,899(a) $ 1,020,870,661(b) $ — $ 1,026,467,560
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2022 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.